Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2022
Selling, general and administrative expense [abstract]
Summary of Administrative Expenses

Administrative expenses are analysed as follows:

	2022	2021	2020
Labour costs	19,447	17,342	15,578
Professional services costs	3,151	3,690	4,409
Indirect taxes	2,177	3,617	2,354
Directors and audit committee fees	1,895	1,868	736
Office and software maintainance	2,138	1,784	1,502
Depreciation and amortisation	1,462	1,657	1,580
Travel expenses	2,689	1,388	868
Mail and Phone	550	519	523
Printing and Stationery	570	354	278
Car costs	467	257	195
Government grants related to PPE	(59)	(54)	(49)
Other	987	880	1,470
Total	35,474	33,302	29,444